Share-Based Compensation (Summary of Stock Option Activity) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended				72 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2015 shares
Number of Options
Granted	0		0	0	24,731,467
Weighted Average Grant-Date Fair Value
Exercised, Aggregate Intrinsic Value | ¥	¥ 22,098
Equity Option [Member]
Number of Options
Outstanding, beginning balance	1,912,709
Forfeited	0
Exercised	(25,239)
Outstanding, ending balance	1,887,470		1,912,709
Vested and expected to vest	1,887,470	1,887,470
Exercisable	1,887,470	1,887,470
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding | ¥ / shares	¥ 0.5	¥ 0.5	¥ 0.4
Weighted Average Exercise Price Outstanding | ¥ / shares	0.5
Vested and expected to vest | ¥ / shares	0.5	0.5
Exercisable | ¥ / shares	¥ 0.5	¥ 0.5
Weighted Average Remaining Contractual Term
Outstanding	1 year 8 months 12 days		2 years 8 months 12 days
Vested and expected to vest	1 year 8 months 12 days
Exercisable	1 year 8 months 12 days
Weighted Average Grant-Date Fair Value
Outstanding, beginning balance | $ / shares		¥ 2.14
Exercised | $ / shares		1.38
Exercisable | $ / shares		2.15
Vested and expected to vest | $ / shares		2.15
Outstanding, ending balance | $ / shares		¥ 2.15	¥ 2.14
Outstanding, Aggregate Intrinsic Value | ¥	¥ 22,098	¥ 22,098	¥ 55,641
Vested and expected to vest, Aggregate Intrinsic Value | ¥	22,098	22,098
Exercisable, Aggregate Intrinsic Value | ¥	¥ 22,098	¥ 22,098